Investment Strategy	Mar. 31, 2025
Astoria Real Assets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund’s real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). The Fund considers an equity security of a company to be a real asset-related investment if it either (i) derives at least 50% of its revenues or profits from, or (ii) has at least 50% of its assets committed to, real assets (i.e., assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities). For example, real asset-related investments considered for investment by the Fund include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, industrial, and materials sectors, (ii) global real estate-related securities. These investments including equity real estate investment trusts (“REITs”). In addition, global inflation-linked securities, including inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, are also considered to be real asset-related investments of the Fund. Real asset-related investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in commodities or TIPS. The Fund’s investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts.

Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in or earn a majority of their revenues from activities within the United States, the Fund also may have significant exposure, to issuers that are either domiciled in or earn a majority of their revenues from activities within Asia, Canada, or Europe. The Fund may invest in non-U.S. securities, including depositary receipts.

AXS Investments LLC serves as the Fund’s investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.

In pursuing its investment strategy, Astoria seeks to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Examples of real asset-related companies that Astoria believes may benefit from a rising interest rate environment include, but are not limited to, companies producing industrial machinery, metals and steel, and companies engaged in the exploration, production, transportation and mining of commodity assets, such as oil, gas, coal, agriculture, minerals and other real assets, including the passive ownership of royalties or production streams of such assets

In selecting investments for the Fund’s portfolio, Astoria employs a top-down quantitative approach selecting the companies which pass various fundamental screens, such as valuations, growth prospects, quality ratios, and momentum measures. Astoria’s research and analysis seeks to leverage data from a variety of external sources as well as internal research in order to identify and capitalize on trends that have implications for individual companies, sectors or commodities exposures. Astoria expects to sell portfolio holdings when it determines they no longer fit the Fund’s investment strategy or are no longer attractively valued on a fundamental basis.

The Fund may also invest in Underlying ETFs with exposure to commodities that have an opportunity to benefit from higher demand, elevated global growth, or a shortage of supply, including, but not limited to, crude oil, copper, natural gas, gold, silver, platinum, palladium, soybean, live cattle, coffee, and corn. The Underlying ETFs typically gain exposure to these commodities through the use of commodity-linked derivatives, including futures contracts. The Fund may also invest up to 20% of its net assets in Underlying ETFs that invest in investment grade fixed income securities of any maturity including inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” The Fund may also invest in equity ETFs which have the potential to benefit from rising inflation. In addition, the Fund may invest up to 20% of its net assets in the equity securities of financial services companies that are not real asset-related investments.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”).
AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities of companies that are relevant to the fifth generation digital cellular network technology (“5G”) enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales.

The Fund’s investments may include investments in micro-, small-, medium- and large-capitalization companies. The Fund will concentrate (i.e., invest 25% or more of its assets) in companies in the internet, computer, semiconductor and software industries. The Fund’s foreign investments include developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (‘‘ADRs’’) and Global Depositary Receipts (‘‘GDRs’’)) and securities listed on local foreign exchanges. The Fund may invest up to 20% of its net assets in cash and cash equivalents.

In selecting companies that the sub-advisor, Esoterica Capital LLC (“Esoterica”), believes are relevant to the 5G-enabled digital economy, it seeks to identify companies that would benefit by expanding the accessible market for their products and services as a result of the adoption of 5G. Esoterica further believes that companies that are engaged in e-commerce or internet sales, for example, may especially benefit from the adoption of 5G technology due to 5G technology’s increased peak data rates, increased speed of connectivity, and more efficient use of bandwidth such that the maximum amount of data can be transmitted with the fewest transmission errors, relative to existing technology. More efficient and accurate transmission of data may result in a larger available market.

Esoterica constructs the Fund’s portfolio. Esoterica’s process for identifying companies uses both ‘‘top down’’ (thematic research sizing the potential total available market and changes in the underlying technological cycle) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches. Esoterica’s internal research and analysis utilizes insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that it believes have ramifications for individual companies or entire industries. As part of Esoterica’s top down process, the universe of potential investments are categorized by Esoterica into one of the following groups:

•        Group 1: Infrastructure

The company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the development of 5G communication infrastructure network, including core network, transmission, and radio access network, or cloud computing infrastructure.

•        Group 2: Edge Devices

An edge device is a type of networking device that connects an internal local area network with an external wide area network or the internet. The edge device provides interconnectivity and traffic translation between different networks on their entering edges or the network boundaries. A Group 2 company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the access of 5G networks by end users, including the edge device itself, such as a cellular phone, or a key component within the edge device, such as a baseband processor.

•    Group 3: Services

The company’s business activities, products or services are enabled by the proliferation of 5G infrastructure and edge devices, which can be further categorized into enhanced mobile broadband (“eMBB”), massive machine type communications (“mMTC”), and ultra-reliable low-latency communications (“uRLLC”). The possible products and services may include video streaming, cloud gaming, autonomous driving, augmented reality and virtual reality (“AR/VR”), Internet of Things (“IoT”), and remote surgery. Cloud gaming is a type of online gaming that aims to provide smooth and direct playability to end users of games across various devices. Such a service could include making available a host gaming server capable of executing a gaming engine and streaming the gaming data to the client device. IoT is a system of interrelated computing devices, mechanical and digital machines, objects, animals or people that are provided with unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

Esoterica selects investments for the Fund that represent its highest-conviction investment ideas within the above groups, are attractively valued and well-positioned, and which Esoterica believes offer the best risk-reward opportunities.

In managing the Fund’s portfolio, Esoterica may engage in frequent transactions, resulting in a higher portfolio turnover rate. The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities of companies that are relevant to the fifth generation digital cellular network technology (“5G”) enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales.
AXS Green Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in sustainable companies. Sustainable companies are companies that are determined by Green Alpha Advisors, LLC, the Fund’s sub-advisor (the “Green Alpha”), that seek to mitigate global sustainability systemic risks. Such risks include, but are not limited to, the climate crisis, natural resource degradation and scarcity, and human disease burdens.

The Fund seeks investments in companies that, in addition to seeking to address global sustainability systemic risks, Green Alpha believes have above-average growth potential and are reasonably valued at the time of purchase.

In selecting investments for the Fund, Green Alpha identifies the universe of investible companies as companies that Green Alpha believes are leading a transition to global stability in one or more of the following four pillars of sustainability:

1.   Rapid, large economic productivity gains: Economic productivity gains are defined by Green Alpha as the ability of the economy to produce increasingly more goods and services for the same amount (or less) of inputs, including work as measured in person hours and/or energy required, capital required, or required consumed materials including natural resources. For an economy to continue to function indefinitely without succumbing to one of the system-level threats present today, economic productivity must increase such that current and growing levels of output can be maintained versus shrinking quantities of inputs. In the language of sustainability, this is sometimes referred to as economic “dematerialization.”

2.   Renewable energies: The efficient, innovative means of production must be powered entirely by renewable sources of energy, which Green Alpha defines as those with zero cost of fuel input, including wind, water, solar, and some forms of geothermal energy.

3.   Waste-to-value supply chains: Extraction of primary geological resources needs to be reduced dramatically, and ultimately halted altogether. Thus, life cycle product management and indefinite reuse of already economically functional material is important.

4.   More equitable distribution of wealth: This fourth pillar ties the first three together. Historically, education and productivity have been the most important influences on stability, economic growth, and social well-being. A high degree of social cohesion is required to address risks and achieve true sustainability, and conversely, sharply divided civilizations have often experienced collapse. If individuals believe they live in a fair system with equal access to opportunity, civil unrest and its attendant risks are greatly attenuated.

Green Alpha’s selection process includes proprietary, multi-dimensional research and analysis methodologies. In order to qualify for potential investment by the Fund, a company’s business activities must be net contributing to one or more of the four pillars of sustainability that are described above. This is determined based on an evaluation of a company’s source of revenues and capital expenditure priorities. In particular, the company’s earning revenue generation must be majority derived from advancing one or more of the four pillars of sustainability, and similarly, the company’s capital expenditures must prioritize further investment addressing the sustainability pillar(s). If a company meets this initial qualification for potential investment, further analysis is then undertaken to determine the company’s commitment to sustainability utilizing metrics such as realized and planned efforts at decarbonization, electrification, dematerialization, and reductions in overall emissions. In particular, a company must have stated operational sustainability commitments and demonstrated adherence to such commitments. After this evaluation, further analysis is undertaken to determine relative social and governance merits of a company, such as diversity of leadership and workforce, employee well-being, and commitment to developing long-term shareholder value. If a company sufficiently passes the above-described evaluation process, it is put through fundamentals and valuation analysis, referred to as the “bottom-up process.” Fundamental factors considered in Green Alpha’s bottom-up process include, but are not limited to: revenue growth history and forward-looking expectations, track record of delivering margins and margin expansion, balance sheet health (emphasis on debt structure, levels and access to future capital, cost of capital), ability to service debt, and strong and expanding cash flows (or path to positive and expanding cash flows). Valuation factors considered in Green Alpha’s bottom-up process include but are not limited to: price-to-book ratio, price-to-sales ratio, price-to-cash flow ratio, market-share growth, addressable market growth, and revenue and earnings growth expectations relative to current price. Green Alpha applies its proprietary investment process to each equity investment opportunity.

Green Alpha’s proprietary research and analysis processes seek opportunities in all sectors and industries, regardless of which pillar(s) of sustainability a company may address. In addition, Green Alpha utilizes an active management approach to the strategy. As such, at any given time, the Fund’s portfolio may be more heavily weighted towards companies that address a particular pillar of sustainability. Green Alpha’s strategy may place additional emphasis on companies that seek to simultaneously address two or more pillars of sustainability, and/or solve for two or more system-level risks. For example, Green Alpha believes that electric, zero emissions transportation mitigates both human disease burdens, particularly in cities where tailpipe emissions are a major public health concern, and the climate crisis.

The Fund may invest in companies of all sizes and across economic sectors and geography. Although the Fund will attempt to invest as much of its assets as is practical in common stocks and American Depositary Receipts (“ADRs”), the Fund may maintain a reasonable (up to 20%) position in U.S. Treasury Bills and money market instruments to meet liquidity needs.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in sustainable companies.
AXS Knowledge Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equities the Advisor considers to be highly innovative companies or “knowledge leaders.” The portfolio will include a diversified mix of mid- and large-cap companies from the developed world including North America, Europe and Asia.

The Advisor considers knowledge leaders to be companies that have demonstrated histories of successfully employing their research and development and have built competitive advantages using their own firm-specific resources such as proprietary knowledge, intellectual property or a unique distribution mechanism. Based on academic research, the Advisor believes the market is generally inefficient at valuing such high growth companies because traditional financial data overlooks hidden value in such companies’ assets.

Using a proprietary methodology based on academic research, the Advisor evaluates all of the equity securities in an investment universe comprised of companies in the top 85% of the market capitalization of the 22 traditional developed countries (excluding Hong Kong) with a stock price greater than $1, eliminating those companies with the lowest 10% trading liquidity (shares traded multiplied by share price). The Advisor’s methodology is applied to create an intangible-adjusted financial history for each remaining company. The methodology does this by making adjustments to each company’s reported financial data since 1980 (or since the company’s inception, if later) that cause intangible investments to be treated as identical to tangible investments. For this purpose, intangible assets include research and development, advertising, brand development, and employee training expenses. The methodology then applies the Advisor’s “knowledge leaders” screen, a proprietary, quantitative process used to measure a company’s intangible-adjusted financial history for knowledge and innovation intensity, financial strength, and profitability, based on certain criteria, including among others, a company’s investment in research and development, overall balance sheet quality, consistent earnings growth, and operating cash flows. Companies are graded on a “pass/fail” basis and those companies that pass each level of the screen are identified as knowledge leaders. The Advisor then constructs an equity portfolio from the group of knowledge leader stocks that in the Advisor’s opinion has the greatest liquidity characteristics. The Fund will not hold the entire group of knowledge leader securities.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities the Advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies located outside the United States. A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts. From time to time, the Fund may have a significant portion of its assets invested in a specific sector or geographical areas, including Japan, Europe and the U.S.

The Fund will invest primarily in securities issued by companies with market capitalizations over $500 million and may also invest in exchange-traded funds (“ETFs”), cash, cash equivalents and money market instruments.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund may sell a position for various reasons, including: 1) the company ceases to meet the minimum criteria to be included in the group of knowledge leaders, 2) tax loss harvesting, or 3) the Advisor identifies an investment with superior liquidity characteristics.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities the Advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry.